RISKS AND UNCERTAINTIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 105
EBP, Risk and Uncertainty [Line Items]
Concentration of investments to total	$ 61,299,801	$ 75,050,823